OTHER CURRENT PAYABLES	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
OTHER CURRENT PAYABLES

9. OTHER CURRENT PAYABLES

Other current payables consisted of the following:

	As of
	June 30, 2026	December 31, 2025
Employee compensation payable	$131,335	$202,407
Interest payable	6,413	4,961
Other unit payments payable(1)	568,774	3,151,509
Others	12,001	1,896
Total other current payables	$718,523	$3,360,773

(1)	Other unit payments payable primarily consist of loans due to Wuxi Jinbang, Beijing Lobo and Xia Xing.

Beijing Lobo was formerly a subsidiary of the Company and was disposed of on April 21, 2025. As of June 30, 2026 and December 31, 2025, the outstanding balance of interest-free intercompany fund borrowings prior to disposal amounted to $568,774 and $2,307,686.

Xia Xing was formerly the legal representative and shareholder of Wuxi Jinbang, which was disposed of on December 30, 2024. As of June 30, 2026 and December 31, 2025, the outstanding balance of interest-free intercompany fund borrowings prior to disposal amounted to $nil and $843,825.